January 18, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:         ING Mutual Funds

(File Nos. 333-56094 and 811-07428)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a definitive proxy statement and form of proxy card for a Special Meeting of Shareholders (“Meeting”) of ING Emerging Markets Equity Dividend Fund (the “Fund”), a series of ING Mutual Funds.

The Meeting is being held for the purpose of asking shareholders of the Fund to approve the appointment of ING Investment Management Advisors, B.V. as the sub-adviser to the Fund.

Should you have any questions, please contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen Freeman
Kristen Freeman
Counsel
ING U.S. Legal Services

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